Derivative financial instruments - Disclosure of Changes in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	$ 96,843
Net assets, end of period	100,404	$ 96,843
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)	503	427
Derivative asset (liability)	524	724
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	297	766
Gains (losses) recognized in the income statement	313	21
Settlements	(347)	(459)
Transfers out of level 3	(242)	(31)
Net assets, end of period	21	297
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	68	169
Gains (losses) recognized in the income statement	76	(37)
Settlements	(68)	(63)
Transfers out of level 3	(9)	(1)
Net assets, end of period	67	68
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	145	214
Gains (losses) recognized in the income statement	161	1
Settlements	(35)	(51)
Transfers out of level 3	(206)	(19)
Net assets, end of period	65	145
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	(147)	91
Gains (losses) recognized in the income statement	61	(82)
Settlements	(113)	(145)
Transfers out of level 3	(27)	(11)
Net assets, end of period	(226)	(147)
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	231	292
Gains (losses) recognized in the income statement	15	139
Settlements	(131)	(200)
Transfers out of level 3	0	0
Net assets, end of period	$ 115	$ 231